SCHEDULE I - ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 2,436,369	$ 9,724,925	$ 18,232,130
Prepaid expenses and other current assets	3,384,207	4,443,670
Total current assets	8,245,459	19,228,104
TOTAL ASSETS	9,281,500	21,385,287
Current liabilities:
Accrued expenses and other current liabilities	2,199,751	4,257,554
Accrued salary and benefits	1,142,038	4,007,449
Other current liabilities	265,279	372,768
Total current liabilities	9,432,820	19,555,890
Other non-current liabilities	73,320	209,439
TOTAL LIABILITIES	9,671,155	20,254,451
Shareholders' deficit:
Additional paid-in capital	218,245,298	217,540,733
Accumulated deficit	(216,923,365)	(214,327,424)
Accumulated other comprehensive loss	(1,759,960)	(2,130,845)
Total shareholders' deficit	(389,655)	1,130,836	$ (6,000,119)	$ (13,802,555)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	9,281,500	21,385,287
Parent company | Reportable legal entities
Current assets:
Cash and cash equivalents	5,189	629,925
Prepaid expenses and other current assets	3,362	3,362
Total current assets	8,551	633,287
TOTAL ASSETS	806,915	27,159,163
Current liabilities:
Accrued expenses and other current liabilities	136,129	136,129
Convertible notes		1,754,656
Accrued salary and benefits	283,000	421,975
Other current liabilities	741,658	448,816
Total current liabilities	1,160,787	2,761,576
TOTAL LIABILITIES	1,196,570	26,028,327
Shareholders' deficit:
Ordinary shares	48,372	48,372
Additional paid-in capital	218,245,298	217,540,733
Accumulated deficit	(216,923,365)	(214,327,424)
Accumulated other comprehensive loss	(1,759,960)	(2,130,845)
Total shareholders' deficit	(389,655)	1,130,836
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	806,915	27,159,163
Parent company | Reportable legal entities | Subsidiaries and VIEs
Current assets:
Advances to subsidiaries and VIEs	798,364	26,525,876
Current liabilities:
Other non-current liabilities		23,094,839
Parent company | Reportable legal entities | Non-Related Party
Current liabilities:
Other non-current liabilities	$ 35,783	$ 171,912